INCOME TAXES - Income Tax Benefit (Expense) (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
INCOME TAXES
Current income tax (expense) / income	€ 372	€ 1,044	€ 2,908
thereof prior years	356	(168)	6
Deferred tax (expense) / income	(1,864)	1,735	(4,832)
thereof temporary differences	(5,008)	1,853	(12,693)
thereof tax loss/interest carryforwards	3,144	(118)	7,861
Income tax as per statement of profit or loss	€ 1,492	€ (2,778)	€ 1,924